Allowance for Credit Losses - Summary of Net Investment in Finance Leases and Container Leaseback Financing Receivable (Detail) - USD ($) $ in Thousands		Mar. 31, 2023	Dec. 31, 2022
Financing Receivable Allowance For Credit Losses [Line Items]
Net investment in finance leases, net	[1]	$ 1,787,508	$ 1,820,036
Finance Leases
Financing Receivable Allowance For Credit Losses [Line Items]
Three Months Ended March 31, 2023		654
2022		123,454
2021		889,385
2020		591,806
2019		129,804
Prior		53,330
Net investment in finance leases, net		1,788,433
Container Leaseback Financing Receivable
Financing Receivable Allowance For Credit Losses [Line Items]
2022		499,495
2021		15,010
2020		99,202
2019		198,080
Net investment in finance leases, net		811,787
Tier 1 | Finance Leases
Financing Receivable Allowance For Credit Losses [Line Items]
2022		83,945
2021		808,876
2020		558,314
2019		96,202
Prior		36,787
Net investment in finance leases, net		1,584,124
Tier 1 | Container Leaseback Financing Receivable
Financing Receivable Allowance For Credit Losses [Line Items]
2022		499,495
2021		11,291
2020		99,202
2019		182,949
Net investment in finance leases, net		792,937
Tier 2 | Finance Leases
Financing Receivable Allowance For Credit Losses [Line Items]
Three Months Ended March 31, 2023		89
2022		30,506
2021		74,414
2020		31,800
2019		28,055
Prior		16,268
Net investment in finance leases, net		181,132
Tier 2 | Container Leaseback Financing Receivable
Financing Receivable Allowance For Credit Losses [Line Items]
2021		3,719
2019		15,131
Net investment in finance leases, net		18,850
Tier 3 | Finance Leases
Financing Receivable Allowance For Credit Losses [Line Items]
Three Months Ended March 31, 2023		565
2022		9,003
2021		6,095
2020		1,692
2019		5,547
Prior		275
Net investment in finance leases, net		$ 23,177

[1]	As of March 31, 2023 and December 31, 2022, the fair value of net investment in finance leases (including the short-term balance) was approximately $1,599,226 and $1,659,155, respectively, and was measured using Level 2 inputs.